Expense Example - Retail Class - Transamerica Sustainable Equity Income	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	646	851	1,072	1,707	293	597	1,026	2,222	75	253	446	1,005	74	230	401	894